Share Options, Nonemployees (Detail) - Non Employee - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	125,300	128,200	128,200
Number of shares, Exercised	(68,300)	(2,900)
Number of shares, Outstanding, Ending	57,000	125,300	128,200	128,200
Weighted-average exercise price, Outstanding, Beginning	$ 0.15	$ 0.35	$ 0.50
Number of shares, Exercisable	57,000
Weighted-average exercise price, Exercised		0.18
Weighted-average exercise price, Outstanding, Ending		$ 0.15	$ 0.35	$ 0.50
Aggregated intrinsic value, Outstanding, Beginning	$ 382	$ 405	$ 275
Weighted-average exercise price: Exercisable	$ 0
Outstanding, September 30, 2014	$ 184	$ 382	$ 405	$ 275
Weighted-average remaining contractual term (years), Outstanding	1 year 6 months 18 days	2 years 6 months 18 days	3 years 6 months 18 days	4 years 6 months 18 days
Exercisable at September 30, 2016	$ 184
Weighted-average remaining contractual term (years), Exercisable	1 year 6 months 18 days